Loans (Average Recorded Investments in Impaired Loans and Related Amount of Interest Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Average recorded investment	$ 4,410	$ 10,435
Interest income recognized on impaired loans	111	362
Impaired financing receivable average recorded investment, guaranteed by Small Business Administration	246	400
SBA loans held for investment
Financing Receivable, Impaired [Line Items]
Average recorded investment	1,535	1,887
Interest income recognized on impaired loans	14	90
SBA 504 loans
Financing Receivable, Impaired [Line Items]
Average recorded investment	798	2,488
Interest income recognized on impaired loans	0	106
Commercial loans | Other
Financing Receivable, Impaired [Line Items]
Average recorded investment	607	960
Interest income recognized on impaired loans	38	102
Commercial loans | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average recorded investment	1,198	5,100
Interest income recognized on impaired loans	59	64
Commercial loans | Commercial real estate construction
Financing Receivable, Impaired [Line Items]
Average recorded investment	272	0
Interest income recognized on impaired loans	$ 0	$ 0